Stock Option Plans - Weighted-Average Assumptions Used to Estimate the Fair Value of Options Granted (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average fair value of options granted during the period	$ 9.70		$ 9.60	$ 33.80	$ 11.90
Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility		77.39%	77.39%	76.13%	78.02%
Risk free interest rate		1.43%	1.43%	2.67%	3.20%
Dividend yield		0.00%
Term (years)		6 years 6 months	6 years 6 months	6 years 5 months 9 days	6 years 5 months 19 days
Weighted-average fair value of options granted during the period		$ 23.35	$ 23.35	$ 10.60	$ 4.60
Non-employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	75.86%	74.87%	75.01%	75.45%	77.89%
Risk free interest rate	1.25%	1.46%	1.26%	2.85%	2.76%
Dividend yield	0.00%	0.00%
Term (years)	7 years 8 months 16 days	8 years 7 months 6 days	8 years 3 months 11 days	9 years 2 months 23 days	9 years 10 months 10 days